Income Tax Expense - Disclosure of Reconciliation of Income Tax Expense to Prima Facie Tax Payable (Detail) - AUD ($)		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss before income tax expense		$ (32,210,792)	$ (29,902,591)	$ (13,468,195)
Tax at the Australian tax rate of 25% (2021:26% )		(8,052,698)	(7,774,674)	(3,703,754)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share based payments		371,710	464,324	443,956
Other non-deductible expenses		1,485,059	1,239,756	436,396
Non-assessable income		(783,318)	(541,122)	(442,580)
Capital listing fee		(368,398)	(259,458)	(192,741)
Adjustment of current tax for prior period		148,303	0	0
Difference in overseas tax rates	[1]	4,118,372	2,132,187	1,817,387
Income tax expense before adjustment		(3,080,970)	(4,738,987)	(1,641,336)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized		3,080,936	4,738,954	1,641,299
Income tax expense	[2]	$ 34	$ 33	$ 37

[1]	Difference in overseas tax rate is largely as a result of the corporate income tax rate of 10% applicable to the Immutep subsidiary in France for fiscal year 2022 and 2021.
[2]	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.